OFF-BALANCE SHEET ITEMS - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 34,985,849	$ 34,297,656
Other Guarantees Received	$ 0	$ 23,703,941